Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net
The components of property and equipment, net are:

	As of September 30,
	2022	2021

Computers, related equipment and software	$1,267,230	$1,195,787
Building and land(1)	392,110	291,262
Leasehold improvements	199,972	244,858
Furniture, fixtures and other	64,025	55,353

Property and equipment, gross	1,923,337	1,787,260
Less accumulated depreciation	(1,129,050)	(1,088,492)

Property and equipment, net	$794,287	$698,768

(1)	For more details, please see also Note 2.